Additional Financial Information - Summary of Composition of the Company's Other Assets (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Other Assets [Line Items]
Unamortized discounts on Long Term Non Interest Bearing Receivables	$ 6.2	$ 3.5
Unamortized Discounts on Contract Assets	0.3	0.5
Contract assets	59.9	$ 63.5
eOne Acquisition
Schedule Of Other Assets [Line Items]
Contract assets	$ 14.9